Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Assumptions Used in Black-Scholes Model to Options Issued

The Company values stock options using the Black-Scholes option pricing model. Assumptions used in the Black-Scholes model to value options issued during the years ended December 31, 2019 and 2018 are as follows:

	Year Ended	Year Ended
	December 31, 2019	December 31, 2018

Expected life in years	1.0, 2.0 and 5.0	5.0
Stock price volatility	180%-413.83%	184.45% -190.22%
Risk free interest rate	1.51%-2.75%	2.25% - 3.00%
Expected dividends	0%	0%
Forfeiture rate	22.48%	18%